Employee benefits (Details 2) - Performance Share Unit Program [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,973,979	1,873,175	1,177,755
Granted Date Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	May 06, 2025	April 29, 2024	January 2, 2023
Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 9.31	$ 12.49	$ 16.60
Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	33.82%	35.60%	48.33%
Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected term	3 years	3 years	3 years
Expected Values Of Shareholder Return Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected shareholder return indicator	87.67%	66.95%	72.42%
Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected performance factor	93.83%	87.71%	69.17%